Explanatory notes to the Consolidated Statements of Cash Flows - Narrative (Details) - EUR (€) € in Millions		2 Months Ended	3 Months Ended		12 Months Ended
		Jun. 30, 2024	Oct. 31, 2024	Apr. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Feb. 29, 2024	Nov. 30, 2023	Feb. 28, 2023
Disclosure of other provisions [line items]
Non-cash items					€ 6,200		€ 8,775		€ 6,285
depreciation and amortization					7,226		7,549		6,797
other non-cash items					1,927		720		391
change in deferred taxes					(2,921)		701		(711)
Gain on disposal of investments in subsidiaries, joint ventures and associates					32		195		192
Net cash from (used in) operating activities					4,008		22,485		19,959
Net profit/(loss)					5,520		18,625		16,779
Change in provisions and employee benefits liabilities					1,779		2,460		1,906
Changes in working capital					(5,987)		(5,472)		(4,481)
Increase/(decrease) in trade payables					(4,007)		1,058		4,165
Other decrease (increase) in working capital					3,398		(107)		1,054
(Increase)/decrease in trade receivables					(786)		2,249		1,986
Other inventories adjustements					3,885
(Increase)/decrease in inventories					(632)		4,388		5,606
Net cash from (used in) investing activities					15,982		15,047		10,531
Investments in property, plant and equipment and intangible assets					(11,060)		(10,193)		(8,615)
Change in amounts payable on property, plant and equipment and intangible assets					(223)		(1,068)		399
Net change in receivables from financing activities					4,151		3,834		1,413
Acquisitions of consolidated subsidiaries and equity method and other investments					(1,652)		(3,885)		(666)
Cash outflow from capital injections					1,267
Proceeds from disposals of property, plant and equipment and intangible assets					365		533		545
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies					261		1,457		235
Changes in short-term debt and other financial assets and liabilities					(2,557)		(328)		400
Net cash from (used in) financing activities					(2,061)		9,200		13,167
Changes in long-term debt					(4,644)		214		6,480
Proceeds from issuing other equity instruments					2,750		3,277		2,231
Payments of other equity instruments					(1,950)		(2,500)		(1,350)
Proceeds from borrowings					10,365		1,668		387
Repayments of borrowings					(6,521)		(1,105)
to Stellantis shareholders					(4,651)		(4,208)		(3,353)
Change in securities					(2,422)		2,754		2,069
(Purchase) sales of treasury shares		€ (1,000)	€ (1,000)	€ (1,000)	(3,000)	[1]	(2,434)	[1]	(923)	[1]
Cash flows from (used in) decrease (increase) in short-term deposits and investments					2,557
Share buyback		€ 1,000	€ 1,000	€ 1,000							€ 3,000
Share repurchase, liability recognised												€ 934
Cash outflow for leases					938		757		626
Payments of lease liabilities, classified as financing activities					874		693		568
Interest paid, classified as financing activities					64		64		58
Interest paid					1,549		1,126		937
Interest received					2,716		2,917		1,201
Income taxes paid (refund)					2,792		2,649		2,860
Payment for purchase of tax credit					72
Dividends received					335		312		217
Intesa Sanpaolo Credit Facility
Disclosure of other provisions [line items]
Repayments of borrowings									(6,300)
Borrowings from banks & Other debt
Disclosure of other provisions [line items]
Repayments of borrowings									(1,448)
Treasury shares
Disclosure of other provisions [line items]
(Purchase) sales of treasury shares	[1]				(3,000)		(2,434)		(923)
Share buyback													€ 1,500
FCA Bank
Disclosure of other provisions [line items]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies							1,090
Starplus Energy, Nexstar, Symbio and Punch Powertrain
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments							(1,222)
Comercial Automotiva S.A., Groupe 2L Logistics, PPET and Sopriam
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments					(388)
Zhejiang Leapmotor Technology Co. Ltd
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments							(1,419)
Financial Services Entities
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments							(263)
South American Companies
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments							(603)
Capitalised development expenditure
Disclosure of other provisions [line items]
Additions other than through business combinations, intangible assets other than goodwill					€ 3,922		€ 4,184		€ 3,487

[1]	Refer to Note 28, Equity for additional information